SIGNIFICANT ACCOUNTING POLICIES (Schedule of Product Warranty Accrual) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Warranty provision, beginning of year	$ 1,319	$ 1,238
Charged to costs and expenses relating to new sales	709	1,014
Costs of warranties granted	(723)	(793)
Foreign currency translation adjustments	(92)	(140)
Warranty provision, end of year	$ 1,213	$ 1,319